Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offerings.
Narrative - Max Aggregate Offering Price	$ 160,000.00
Final Prospectus	true